Financial instruments	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Financial instruments
Financial instruments

(a)	Fair value of financial instruments

June 30, 2020	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,417,524	$1,417,524	1,307,814	$26,650	$83,060
Development loans and other receivables	104,005	111,274	—	111,274	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	58,383	58,383	—	—	58,383
Energy contracts not designated as cash flow hedge	460	460	—	—	460
Commodity contracts for regulated operations	57	57	—	57	—
Cross currency swap designated as a net investment hedge	13,578	13,578	—	13,578	—
Total derivative instruments	72,478	72,478	—	13,635	58,843
Total financial assets	$1,594,007	$1,601,276	$1,307,814	$151,559	$141,903
Long-term debt	$4,154,776	$4,616,138	$1,575,663	$3,040,475	$—
Convertible debentures	314	548	548	—	—
Preferred shares, Series C	12,975	14,634	—	14,634	—
Derivative instruments (1):
Energy contracts designated as a cash flow hedge	2,004	2,004	—	—	2,004
Energy contracts not designated as a cash flow hedge	86	86	—	—	86
Cross-currency swap designated as a net investment hedge	106,007	106,007	—	106,007	—
Forward interest rate swaps designated as a hedge	10,924	10,924	—	10,924	—
Commodity contracts for regulated operations	580	580	—	580	—
Total derivative instruments	119,601	119,601	—	117,511	2,090
Total financial liabilities	$4,287,666	$4,750,921	$1,576,211	$3,172,620	$2,090
(1) Balance of $153 associated with certain weather derivatives have been excluded, as they are accounted for based on intrinsic value rather than fair value.

21.	Financial instruments (continued)

(a)	Fair value of financial instruments (continued)

December 31, 2019	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,294,147	$1,294,147	$1,178,581	$27,072	$88,494
Development loans and other receivables	37,050	37,984	—	37,984	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	65,304	65,304	—	—	65,304
Energy contracts not designated as a cash flow hedge	20,384	20,384	—	—	20,384
Commodity contracts for regulatory operations	16	16	—	16	—
Total derivative instruments	85,704	85,704	—	16	85,688
Total financial assets	$1,416,901	$1,417,835	$1,178,581	$65,072	$174,182
Long-term debt	$3,931,868	$4,284,068	$1,495,153	$2,788,915	$—
Convertible debentures	342	623	623	—	—
Preferred shares, Series C	13,793	15,120	—	15,120	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	789	789	—	—	789
Cross-currency swap designated as a net investment hedge	81,765	81,765	—	81,765	—
Currency forward contract not designated as hedge	38	38	—	—	38
Commodity contracts for regulated operations	2,072	2,072	—	2,072	—
Total derivative instruments	84,664	84,664	—	83,837	827
Total financial liabilities	$4,030,667	$4,384,475	$1,495,776	$2,887,872	$827

The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of June 30, 2020 and December 31, 2019 due to the short-term maturity of these instruments.
The fair value of development loans and other receivables (level 2) is determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The fair value of the investment in Atlantica (level 1) is measured at the closing price on the NASDAQ stock exchange.

21.	Financial instruments (continued)

(a)	Fair value of financial instruments (continued)
The Company’s level 1 fair value of long-term debt is measured at the closing price on the New York Stock Exchange and the Canadian over-the-counter closing price. The Company’s level 2 fair value of long-term debt at fixed interest rates and Series C preferred shares has been determined using a discounted cash flow method and current interest rates. The Company's level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of APUC's common shares on a converted basis.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves, which are observable in the marketplace.
The Company’s level 3 instruments consist of energy contracts for electricity sales and the fair value of the Company's investment in AYES Canada. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $10.53 to $147.62 with a weighted average of $21.95 as of June 30, 2020. The weighted average forward market prices are developed based on the quantity of energy expected to be sold monthly and the expected forward price during that month. The change in the fair value of the energy contracts is detailed in notes 21(b)(ii) and 21(b)(iv). The significant unobservable inputs used in the fair value measurement of the Company's AYES Canada investment are the expected cash flows, the discount rates applied to these cash flows ranging from 7.98% to 8.73% with a weighted average of 8.64%, and the expected volatility of Atlantica's share price ranging from 18% to 22% as of June 30, 2020. Significant increases (decreases) in expected cash flows or increases (decreases) in discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement.

(b)	Derivative instruments
Derivative instruments are recognized on the consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.

(i)	Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated gas and electric service territories. The Company’s strategy is to minimize fluctuations in gas sale prices to regulated customers.
The following are commodity volumes, in dekatherms (“dths”) associated with the above derivative contracts:

2020
Financial contracts: Swaps	2,315,733
Options	188,834
Forward contracts	2,000,000
4,504,567

The accounting for these derivative instruments is subject to guidance for rate regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the consolidated balance sheets. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity costs adjustments (note 5). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.

21.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(i)	Commodity derivatives – regulated accounting (continued)
The following table presents the impact of the change in the fair value of the Company’s natural gas derivative contracts had on the unaudited interim consolidated balance sheets:

	June 30, 2020	December 31, 2019
Regulatory assets:
Swap contracts	$129	$28
Option contracts	16	38
Forward contracts	$809	$1,830
Regulatory liabilities:
Swap contracts	$139	$743
Option contracts	$25	$—

(ii)	Cash flow hedges
The Company reduces the price risk on the expected future sale of power generation at Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
692,015	December 2028	34.65	PJM Western HUB
3,170,648	December 2027	25.13	NI HUB
2,469,582	December 2027	36.46	ERCORT North HUB

The Company provides energy requirements to various customers under contracts at fixed rates. While the production from the Tinker Hydroelectric Facility is expected to provide a portion of the energy required to service these customers, APUC anticipates having to purchase a portion of its energy requirements at the ISO NE spot rates to supplement self-generated energy. The Company designated a contract with a notional quantity of 116,744 MW-hours, a price of $38.95 per MW-hr and expiring in February 2022 as a hedge to the price of energy purchases. The Company also mitigates the risk by using short-term financial forward energy purchase contracts. These short-term derivatives are not accounted for as hedges and changes in fair value are recorded in earnings as they occur (note 21(b)(iv)).
In January 2019, the Company entered into a long-term energy derivative contract to reduce the price risk on the expected future sale of power generation at the Sugar Creek wind Project. On September 30, 2019, the Company sold the derivative contract together with 100% of its ownership interest in Sugar Creek Wind Project to AAGES Sugar Creek Wind, LLC. The novation and transfer of the derivative contract was subject to counterparty approval, which was received in the first quarter of 2020. As a result, the hedge relationship for the Sugar Creek Wind Project energy derivative was discontinued. Amounts in AOCI of $15,765 and related tax were reclassified from AOCI into earnings in 2019.
The Company was party to a 10-year forward-starting interest rate swap beginning on July 25, 2018 in order to reduce the interest rate risk related to the probable issuance on that date of a 10-year C$135,000 bond. During 2018, the Company amended and extended the forward-starting date of the interest rate swap to begin on March 29, 2019. During 2019, the Company settled the forward-starting interest rate swap contract as it issued C$300,000 10-year senior unsecured notes with an interest rate of 4.60%.
In September 2019, the Company entered into a forward-starting interest rate swap in order to reduce the interest rate risk related to the quarterly interest payments between July 1, 2024 and July 1, 2029 on the $350,000 subordinated unsecured notes (note 7). The Company designated the entire notional amount of the three pay-variable and receive-fixed interest rate swaps as a hedge of the future quarterly variable-rate interest payments associated with the subordinated unsecured notes.

21.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(ii)	Cash flow hedges (continued)
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Effective portion of cash flow hedge	$(2,085)	$6,442	$(12,890)	$10,087
Amortization of cash flow hedge	(1,100)	(8)	(1,108)	(16)
Amounts reclassified from AOCI	(3,028)	5,733	(6,303)	3,559
OCI attributable to shareholders of APUC	$(6,213)	$12,167	$(20,301)	$13,630

The Company expects $8,222 and $1,395 of unrealized gains currently in AOCI to be reclassified, net of taxes into non-regulated energy sales and interest expense, respectively, within the next 12 months, as the underlying hedged transactions settle.

(iii)	Foreign exchange hedge of net investment in foreign operation
The functional currency of most of APUC's operations is the U.S. dollar. Effective January 1, 2020, the functional currency of APUC, the non-consolidated parent entity, changed from the Canadian dollar to the U.S. dollar based on a balance of facts, taking into consideration its operating, financing and investing activities. As a result of that entity's change of functional currency, changes were made to certain hedging relationships to mitigate the remaining Canadian dollar risk.
The Company designates obligations denominated in Canadian dollars as a hedge of the foreign currency exposure of its net investment in its Canadian investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $1,269 and gain of $195 for the three and six months ended June 30, 2020, respectively, was recorded in OCI.
On May 23, 2019, the Company entered into a cross-currency swap, coterminous with the subordinated unsecured notes to effectively convert the $350,000 U.S. dollar denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates is recognized each period in the consolidated statements of operations as loss (gain) on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. Upon the change in functional currency of APUC to the U.S. dollar on January 1, 2020, this hedge was dedesignated. The OCI related to this hedge will be amortized into earnings in the period that future interest payments affect earnings over the remaining life of the original hedge. The Company redesignated this swap as a hedge of APUC's net investment in its Canadian subsidiaries. The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $15,252 and gain of $19,583 for the three and six months ended June 30, 2020, respectively, was recorded in OCI.

21.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iii)	Foreign exchange hedge of net investment in foreign operation (continued)
Canadian operations
The Company is exposed to currency fluctuations from its Canadian-based operations. APUC manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates obligations denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in its U.S. investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $1,023 and loss of $3,581 for the three and six months ended June 30, 2020 (2019 - gain of $9,599 and $24,007), respectively, was recorded in OCI.
The Company is party to C$650,000 cross currency swaps to effectively convert Canadian dollar debentures (note 7) into U.S. dollars. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Renewable Energy Group's U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A gain of $16,642 and loss of $27,190 for the three and six months ended June 30, 2020 (2019 - gain of $3,365 and $20,205), respectively, was recorded in OCI.

(iv)	Other derivatives
Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes.
Subsequent to quarter end, the Company executed on currency forward contracts to purchase in total $682,500 for approximately C$923,243 in order to manage the currency exposure to the Canadian dollar shares issuance (note 10(a)).

21.	Financial instruments (continued)

(b)	Derivative instruments (continued)

(iv)	Other derivatives (continued)
For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings. The effects on the unaudited interim consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Change in unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$449	$398	$627	$398
Currency forward contract	—	145	—	(417)
Total change in unrealized gain (loss) on derivative financial instruments	$449	$543	$627	$(19)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	(549)	—	(681)	(207)
Currency forward contract	—	288	—	573
Total realized gain (loss) on derivative financial instruments	$(549)	$288	$(681)	$366
Gain (loss) on derivative financial instruments not accounted for as hedges	(100)	831	(54)	347
Amortization of AOCI gains frozen as a result of hedge dedesignation	1,489	11	1,500	22
	$1,389	$842	$1,446	$369
Amounts recognized in the unaudited interim consolidated statements of operations consist of:
Gain on derivative financial instruments	$1,389	$409	$1,446	$213
Gain on foreign exchange	—	433	—	156
	$1,389	$842	$1,446	$369

(c)	Risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigate these risks to the extent possible on a cost effective basis.